Shareholders' Equity	12 Months Ended
Sep. 27, 2014
Shareholders' Equity

Note 7 – Shareholders’ Equity

Preferred and Common Stock

During the second quarter of 2014, the Company’s shareholders approved amendments (the “Amendments”) to the Company’s Restated Articles of Incorporation. The Amendments included the elimination of the Board of Directors’ authority to issue preferred stock and established a par value for the Company’s common stock of $0.00001 per share.

Dividends

The Company declared and paid cash dividends per common share during the periods presented as follows:

	Dividends Per Share	Amount (in millions)
2014:
Fourth quarter	$0.47	$2,807
Third quarter	0.47	2,830
Second quarter	0.44	2,655
First quarter	0.44	2,739

Total	$1.82	$11,031

2013:
Fourth quarter	$0.44	$2,763
Third quarter	0.44	2,789
Second quarter	0.38	2,490
First quarter	0.38	2,486

Total	$1.64	$10,528

The Company paid cash dividends of $0.38 per share, totaling $2.5 billion, during the fourth quarter of 2012. Future dividends are subject to declaration by the Board of Directors.

Share Repurchase Program

In 2012, the Company’s Board of Directors authorized a program to repurchase up to $10 billion of the Company’s common stock beginning in 2013. The Company’s Board of Directors increased the share repurchase authorization to $60 billion in April 2013 and to $90 billion in April 2014. As of September 27, 2014, $67.9 billion of the $90 billion had been utilized. The Company’s share repurchase program does not obligate it to acquire any specific number of shares. Under the program, shares may be repurchased in privately negotiated and/or open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

The Company has entered into four accelerated share repurchase arrangements (“ASRs”) with financial institutions beginning in August 2012. In exchange for up-front payments, the financial institutions deliver shares of the Company’s common stock during the purchase periods of each ASR. The total number of shares ultimately delivered, and therefore the average repurchase price paid per share, will be determined at the end of the applicable purchase period of each ASR based on the volume weighted-average price of the Company’s common stock during that period. The shares received are retired in the periods they are delivered, and the up-front payments are accounted for as a reduction to shareholders’ equity in the Company’s Consolidated Balance Sheet in the periods the payments are made. The Company reflects the ASRs as a repurchase of common stock in the period delivered for purposes of calculating earnings per share and as forward contracts indexed to its own common stock. The ASRs met all of the applicable criteria for equity classification, and therefore, were not accounted for as derivative instruments.

The following table presents the Company’s ASRs:

	Purchase Period End Date	Number of Shares (in thousands)	Average Repurchase Price Per Share	ASR Amount (in millions)
August 2014 ASR	(1)	59,924 (1)	(1)	$9,000
January 2014 ASR	(1)	134,247 (1)	(1)	$12,000
April 2013 ASR	March 2014	172,548 (2)	$69.55	$12,000
August 2012 ASR	April 2013	28,544	$68.31	$1,950

(1)

“Number of Shares” represents those shares delivered in advance of settlement and does not represent the final number of shares to be delivered under the ASRs. The total number of shares ultimately delivered, and therefore the average repurchase price paid per share, will be determined at the end of the applicable purchase period based on the volume weighted-average price of the Company’s common stock during that period. The August 2014 ASR and January 2014 ASR purchase periods will end in or before February 2015 and December 2014, respectively.

(2)	Includes 8.0 million shares that were delivered and retired at the end of the purchase period, which concluded in the second quarter of 2014.

Additionally, the Company repurchased shares of its common stock in the open market, which were retired upon repurchase, during the periods presented as follows:

	Number of Shares (in thousands)	Average Repurchase Price Per Share	Amount (in millions)

2014:
Fourth quarter	81,255	$98.46	$8,000
Third quarter	58,661	$85.23	5,000
Second quarter	79,749	$75.24	6,000
First quarter	66,847	$74.79	5,000

Total	286,512		$24,000

2013:
Fourth quarter	73,064	$68.43	$5,000
Third quarter	62,676	$63.82	4,000
Second quarter	0	$0	0
First quarter	0	$0	0

Total	135,740		$9,000